Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
5.	Leases

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

Operating lease expense for the years ended December 31, 2020, 2019 and 2018 was $338,381, $Nil and $Nil, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of Balance Sheet	December 31, 2020
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$4,158

Current operating lease liabilities	Operating lease liabilities - current	$834
Noncurrent operating lease liabilities	Operating lease liabilities	2,749
Total operating lease liabilities		$3,583

Weighted average remaining lease term (in years):
Operating leases		4.0

Weighted discount rate:
Operating leases		4.75%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2021	$985
2022	985
2023	985
2024	985
Total	3,941
Less: amount representing interest	358
Present value of future minimum lease payments	3,583
Less: Current obligations	834
Long-term obligations	$2,749